Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2018
Registrant Name	Pear Tree Funds
Central Index Key	0000722885
Amendment Flag	false
Document Creation Date	Aug. 01, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018
Pear Tree Polaris Small Cap Fund | Ordinary Shares
Risk/Return:
Trading Symbol	USBNX
Pear Tree Polaris Small Cap Fund | Institutional Shares
Risk/Return:
Trading Symbol	QBNAX
Pear Tree Quality Fund | Ordinary Shares
Risk/Return:
Trading Symbol	USBOX
Pear Tree Quality Fund | Institutional Shares
Risk/Return:
Trading Symbol	QGIAX
Pear Tree PanAgora Emerging Markets Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QFFOX
Pear Tree PanAgora Emerging Markets Fund | Institutional Shares
Risk/Return:
Trading Symbol	QEMAX